NET INCOME PER SHARE (Tables)	12 Months Ended
Feb. 28, 2014
NET INCOME PER SHARE
Schedule of net income per share
	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2012	2013	2014

Net income	$24,313,653	$33,440,066	$60,605,772
Shares (denominator):
Weighted average shares outstanding
Basic	154,000,219	155,607,458	156,726,994
Dilutive effect of non-vested shares award (i)	1,874,162	1,023,632	2,717,934

Diluted	155,874,381	156,631,090	159,444,928

Net income per common share attributable to TAL Education Group shareholders-basic(ii)	$0.16	$0.21	$0.39

Net income per common share attributable to TAL Education Group shareholders-diluted	$0.16	$0.21	$0.38

(i)                                     For the years ended February 29,2012, February 28, 2013 and February 28, 2014, 40,800, 6,479,600 and 918,100 nonvested shares were excluded from the calculation of diluted weighted average number of common shares, respectively, as their effect was anti-dilutive.

(ii)                                  The common shares are divided into Class A common shares and Class B common shares.  Holders of the Class A common shares and Class B common shares have the same dividend rights. Therefore, we have not presented earnings per share for each separate class.